Basis of preparation and presentation of the consolidated financial statements (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($) Mg	Dec. 31, 2018 MXN ($) Mg
Disclosure of subsidiaries [line items]
Coke inventory | Mg	136,541	136,541
Coke inventory, value	$ 747,000	$ 953,000
Bottom of range [Member]
Disclosure of subsidiaries [line items]
Percentage range of changes in fair value or cash flows of hedging instrument	80.00%
Top of range [Member]
Disclosure of subsidiaries [line items]
Percentage range of changes in fair value or cash flows of hedging instrument	125.00%
USD [Member]
Disclosure of subsidiaries [line items]
Average price of coke per metric tons	$ 290	$ 355
ICH (Holding Company) share in SimRep Corporation and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Percentage of equity owned	0.59%